Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
OPERATING EXPENSES
General and administrative	$ 1,100,454	$ 1,794,928
Administrative expenses – related party	120,000	120,000
Non-redemption expense	1,997,165	4,028,008
LOSS FROM OPERATIONS	(3,217,619)	(5,942,936)
OTHER INCOME (EXPENSES)
Interest earned on cash held in Trust Account	344,811	1,928,109
Change in fair value of derivative warrant liabilities	(119,121)	469,341
TOTAL OTHER INCOME (EXPENSES)	225,690	2,397,450
NET LOSS	$ (2,991,929)	$ (3,545,486)
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
WEIGHTED AVERAGE NUMBER OF COMMON STOCK SHARES
Weighted average shares outstanding, basic	857,773	3,960,705
Weighted average shares outstanding, diluted	857,773	3,960,705
NET LOSS PER COMMON SHARE,
Basic net (loss) per share	$ (0.49)	$ (0.38)
Diluted net (loss) per share	$ (0.49)	$ (0.38)
Compass Digital Acquisition Corp [Member] | Non-redeemable Class A Common Stock [Member]
WEIGHTED AVERAGE NUMBER OF COMMON STOCK SHARES
Weighted average shares outstanding, basic	3,200,000	1,739,726
Weighted average shares outstanding, diluted	3,200,000	1,739,726
NET LOSS PER COMMON SHARE,
Basic net (loss) per share	$ (0.49)	$ (0.38)
Diluted net (loss) per share	$ (0.49)	$ (0.38)
Compass Digital Acquisition Corp [Member] | Non-redeemable Class B Common Stock [Member]
WEIGHTED AVERAGE NUMBER OF COMMON STOCK SHARES
Weighted average shares outstanding, basic	2,110,122	3,570,396
Weighted average shares outstanding, diluted	2,110,122	3,570,396
NET LOSS PER COMMON SHARE,
Basic net (loss) per share	$ (0.49)	$ (0.38)
Diluted net (loss) per share	$ (0.49)	$ (0.38)
Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
REVENUES
OPERATING EXPENSES
Exploration expense	616,803	1,091,400
Professional fees	236,984	860,108
Officers’ and directors’ fees	414,980	553,500
Travel	110,358	141,011
General and administrative	205,908	570,000
Depreciation	91,719	93,298
Bad debt		10,664
TOTAL OPERATING EXPENSES	1,676,752	3,319,981
LOSS FROM OPERATIONS	(1,676,752)	(3,319,981)
OTHER INCOME (EXPENSES)
Interest income		28,987
Loss on disposal of mineral interest	(386,643)	(1,113,357)
Exchange gain (loss)	(333,999)	6,572
TOTAL OTHER INCOME (EXPENSES)	(720,642)	(1,077,798)
LOSS BEFORE TAXES	(2,397,394)	(4,397,779)
INCOME TAXES
NET LOSS	$ (2,397,394)	$ (4,397,779)
WEIGHTED AVERAGE NUMBER OF COMMON STOCK SHARES
Weighted average shares outstanding, basic	91,118,388	77,222,388
Weighted average shares outstanding, diluted	91,118,388	77,222,388
NET LOSS PER COMMON SHARE,
Basic net (loss) per share	$ (0.03)	$ (0.06)
Diluted net (loss) per share	$ (0.03)	$ (0.06)